
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

  This Amendment (Check only  one.): [_] is a restatement
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 500 Crescent Court
         Suite 230
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker
Title:   Manager of
         BC Advisors, L.L.C., General Partner

Phone:   (214) 756-6016

Signature, Place, and Date of Signing:

/s/ Steven R. Becker     Dallas, TX      May 15, 2012
----------------------  ---------------  -------------
    (Signature)         (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 125,071
                                        -------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------                      ------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                          VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                   CLASS       CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------                ------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
API TECHNOLOGIES CORP         COM NEW       00187E203   1,617    463,200 SH  N/A     SOLE       --      463,200         0  0
BARNES & NOBLE INC            COM           067774109   4,398    331,935 SH  N/A     SOLE       --      331,935         0  0
CASCADE MICROTECH INC         COM           147322101   1,221    247,094 SH  N/A     SOLE       --      247,094         0  0
ENGLOBAL CORP                 COM           293306106   1,483    617,751 SH  N/A     SOLE       --      617,751         0  0
EXTREME NETWORKS INC          COM           30226D106     334     87,300 SH  N/A     SOLE       --       87,300         0  0
GENIE ENERGY LTD              CL B          372284208   2,147    222,048 SH  N/A     SOLE       --      222,048         0  0
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01 37941P306   4,184    151,034 SH  N/A     SOLE       --      151,034         0  0
GLU MOBILE INC                COM           379890106   8,708  1,795,500 SH  N/A     SOLE       --    1,795,500         0  0
GSE SYS INC                   COM           36227K106   1,791    752,552 SH  N/A     SOLE       --      752,552         0  0
HILLTOP HOLDINGS INC          COM           432748101     906    107,943 SH  N/A     SOLE       --      107,943         0  0
HOT TOPIC INC                 COM           441339108  23,985  2,363,049 SH  N/A     SOLE       --    2,363,049         0  0
HOT TOPIC INC                 COM           441339108  11,657  1,148,500 SH  N/A    OTHER       --            0 1,148,500  0
HUDSON TECHNOLOGIES INC       COM           444144109   5,229  1,589,451 SH  N/A     SOLE       --    1,589,451         0  0
I D SYSTEMS INC               COM           449489103   1,229    205,577 SH  N/A     SOLE       --      205,577         0  0
IKANOS COMMUNICATIONS         COM           45173E105     108    147,389 SH  N/A     SOLE       --      147,389         0  0
INFUSYSTEM HLDGS INC          COM           45685K102      46     23,800 SH  N/A     SOLE       --       23,800         0  0
MATADOR RES CO                COM           576485205   1,508    137,720 SH  N/A     SOLE       --      137,720         0  0
NANOSPHERE INC                COM           63009F105   1,576    799,971 SH  N/A     SOLE       --      799,971         0  0
NAVARRE CORP                  COM           639208107   5,157  2,897,251 SH  N/A     SOLE       --    2,897,251         0  0
NAVARRE CORP                  COM           639208107   3,670  2,062,050 SH  N/A    OTHER       --            0 2,062,050  0
PENDRELL CORP                 COM           70686R104   2,616  1,002,400 SH  N/A     SOLE       --    1,002,400         0  0
PIXELWORKS INC                COM NEW       72581M305   6,125  2,686,185 SH  N/A     SOLE       --    2,686,185         0  0
PRGX GLOBAL INC               COM NEW       69357C503   4,461    709,277 SH  N/A     SOLE       --      709,277         0  0
PULSE ELECTRONICS CORP        COM           74586W106   2,234    890,164 SH  N/A     SOLE       --      890,164         0  0
PULSE ELECTRONICS CORP        COM           74586W106   1,787    711,796 SH  N/A    OTHER       --            0   711,796  0
RESPONSE GENETICS INC         COM           76123U105   5,689  2,844,385 SH  N/A     SOLE       --    2,844,385         0  0
RUBY TUESDAY INC              COM           781182100   5,432    595,000 SH  N/A     SOLE       --      595,000         0  0
RUBY TUESDAY INC              COM           781182100   3,989    436,900 SH  N/A    OTHER       --            0   436,900  0
STRATEGIC DIAGNOSTICS INC     COM           862700101   4,658  2,490,804 SH  N/A     SOLE       --    2,490,804         0  0
SYMMETRICOM INC               COM           871543104   2,684    465,138 SH  N/A     SOLE       --      465,138         0  0
TECHTARGET INC                COM           87874R100   3,228    465,778 SH  N/A     SOLE       --      465,778         0  0
TUESDAY MORNING CORP          COM NEW       899035505     548    142,800 SH  N/A     SOLE       --      142,800         0  0
ULTRALIFE CORP                COM           903899102     666    128,540 SH  N/A     SOLE       --      128,540         0  0